Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities

	As of December 31,
(In $ millions)	2021	2020
VAT payable	6.6	1.9
Other current taxes payable (1)	4.6	4.3
Corporate income taxes payable	4.4	3.7
Deferred mobilization and contract preparation revenue	3.9	2.6
Accrued payroll and severance	0.7	2.1
Operating lease liability, current	0.7	3.1
Other current liabilities	1.4	6.2
Total other current liabilities	22.3	23.9

(1) Other current taxes payable includes withholding tax, payroll tax and other indirect tax related liabilities.